Investments, Loans and LT Receivables - Financial Info (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 18, 2018
Equity Method Investment, Summarized Financial Information [Abstract]
Total Revenues and Other Income	$ 36,670	$ 38,727	$ 32,584
Net income (loss)	7,257	6,305	(793)
Total Current Assets	16,913	13,274
Total Current Liabilities	7,043	7,395
Equity method investments in affiliated companies, combined [Member]
Equity Method Investment, Summarized Financial Information [Abstract]
Total Revenues and Other Income	11,310	11,654	11,554
Income (loss) before income taxes	3,726	3,660	(2,875)
Net income (loss)	3,085	$ 3,244	$ (1,431)
Total Current Assets	3,289			$ 3,285
Noncurrent assets	38,905			41,563
Total Current Liabilities	2,603			2,625
Noncurrent liabilities	$ 22,168			$ 23,874